Defined benefit plans (Detail 11) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Total
Plan Assets At Fair Value By Plan [Line Items]
Fair value		$ 38,100	$ 33,176
Swiss pension plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	32,590	28,219
Derivative financial instruments, net of collateral		(17)	6
Swiss pension plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	231	159
Swiss pension plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	34	7
Swiss pension plan | UBS shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	24	21
Swiss pension plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1],[2]	1,416	1,328
Swiss pension plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1]	96	88
Swiss pension plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[1],[2]	149	10
UK pension plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		4,149	3,658
US and German pension plans
Plan Assets At Fair Value By Plan [Line Items]
Fair value		1,360	1,299
UBS AG | Total
Plan Assets At Fair Value By Plan [Line Items]
Fair value		23,867	20,864
UBS AG | Swiss pension plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		18,358	15,908	[3]
Derivative financial instruments, net of collateral		(9)	3
UBS AG | Swiss pension plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	130	90
UBS AG | Swiss pension plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	19	4
UBS AG | Swiss pension plan | UBS shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	13	12
UBS AG | Swiss pension plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3],[4]	796	748
UBS AG | Swiss pension plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3]	54	50
UBS AG | Swiss pension plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	[3],[4]	84	6
UBS AG | UK pension plan
Plan Assets At Fair Value By Plan [Line Items]
Fair value		4,149	3,658
UBS AG | US and German pension plans
Plan Assets At Fair Value By Plan [Line Items]
Fair value		$ 1,360	$ 1,299

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2020 and 31 December 2019. Net of collateral, derivative financial instruments amounted to negative USD 17 million as of 31 December 2020 (31 December 2019: positive USD 6 million).

[3]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.

[4]
Securities lent to UBS AG and derivative financial instruments are presented gross of any collateral. Securities lent to UBS AG were fully covered by collateral as of 31 December 2020 and 31 December 2019. Net of collateral, derivative financial instruments amounted to negative USD 9 million as of 31 December 2020 (31 December 2019: positive USD 3 million).